Related Party Transactions - Additional Information (Detail) (Master Services Agreement [Member], USD $)	12 Months Ended
Dec. 31, 2012
Master Services Agreement [Member]
Related Party Transaction [Line Items]
Reduction in research and development expense	$ 57,000
Receivables from related parties	$ 57,000